Accounting policies - Measurement of FA and FL and recognition of FV changes - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 MXN ($)
Financial instruments
All financial instruments	$ 41
Instruments sensitive to interest rate	40
Instruments sensitive to foreign currency exchange rates	13
Instruments sensitive to volatility movements	$ 5
Time horizon used in measuring VaR that does not fully capture market positions	1 day
Confidence level (as a percent)	99.00%
Minimum
Financial instruments
All financial instruments	$ 24
Instruments sensitive to interest rate	25
Instruments sensitive to foreign currency exchange rates	2
Instruments sensitive to volatility movements	$ 4
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 174
Instruments sensitive to interest rate	167
Instruments sensitive to equity market prices	6
Instruments sensitive to foreign currency exchange rates	38
Instruments sensitive to volatility movements	$ 39
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 50
Instruments sensitive to interest rate	51
Instruments sensitive to equity market prices	2
Instruments sensitive to foreign currency exchange rates	14
Instruments sensitive to volatility movements	$ 12